Offerings - Offering: 1	Jun. 20, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered	50,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655
Offering Note	The deferred compensation obligations are unsecured obligations of Chord Energy Corporation to pay $50,000,000 of deferred compensation in the future in accordance with the terms of the Chord Energy Corporation Nonqualified Deferred Compensation Plan.Calculated in accordance with Rule 457(h) of the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee and based on an estimate of the amount of compensation participants may defer under the Chord Energy Corporation Nonqualified Deferred Compensation Plan.